Accounting policies (Schedule of Assumptions Used to Value Convertible Notes) (Details)	Dec. 31, 2018	Dec. 31, 2018 $ / shares	Dec. 31, 2018 ¥ / $	Dec. 31, 2017	Dec. 31, 2017 $ / shares	Dec. 31, 2017 ¥ / $	Nov. 13, 2017 $ / shares	Apr. 05, 2017	Apr. 05, 2017 $ / shares	Apr. 05, 2017 ¥ / $	Mar. 20, 2017 $ / shares
Market price per share (USD/share) | $ / shares		$ 0.85			$ 1.06		$ 1.20		$ 2.75		$ 2.85
Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input	2.53		1.00	2.00		1.00		1.83		2.75
Measurement Input, Expected Dividend Rate [Member]
Warrants and Rights Outstanding, Measurement Input			0			0				0
Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Measurement Input	2.26			3.26				4.00
Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input			81.54			110.46				106.46